Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Thousands of Shares of Common Stock Outstanding	Common Stock and Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest
Beginning Balance (in shares) at Dec. 31, 2019		100,784,000
Beginning Balance at Dec. 31, 2019	$ 2,571,593		$ 1,052,284	$ (546,684)	$ (23,737)	$ 2,089,730
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to the shareholders of Teekay Corporation	(82,933)			(82,933)
Net Income (Loss) Attributable to Noncontrolling Interest	(173,915)					173,915
Net income (loss)	90,982
Other Comprehensive Income (Loss)	(49,616)				(15,807)	(33,809)
Dividends declared	$ (79,803)					(79,803)
Employee stock compensation and other (in shares) (note 12)	0	325,000
Employee stock compensation (note 12)	$ 5,035		5,035
Changes to non-controlling interest from equity contributions and other	11,800			120,255	9,339	(122,716)
Ending Balance (in shares) at Dec. 31, 2020		101,109,000
Ending Balance at Dec. 31, 2020	2,471,291		1,057,319	(527,028)	(48,883)	1,989,883
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable to the shareholders of Teekay Corporation	7,806			7,806
Net Income (Loss) Attributable to Noncontrolling Interest	11,174					(11,174)
Net income (loss)	(3,368)
Other Comprehensive Income (Loss)	54,732				23,355	31,377
Dividends declared	$ (85,384)					(85,384)
Employee stock compensation and other (in shares) (note 12)	0	462,000
Employee stock compensation (note 12)	$ 2,817		2,817
Changes to non-controlling interest from equity contributions and other	$ 1,271			5,980	18	(7,269)
Ending Balance (in shares) at Dec. 31, 2021	101,571,141	101,571,000
Ending Balance at Dec. 31, 2021	$ 2,432,483		1,053,802	(513,242)	(25,510)	1,917,433
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated deficit	(513,242)
Net income (loss) attributable to the shareholders of Teekay Corporation	78,407			78,407
Net Income (Loss) Attributable to Noncontrolling Interest	(110,953)					110,953
Net income (loss)	189,360
Other Comprehensive Income (Loss)	1,706				1,297	409
Treasury Stock, Value, Acquired, Cost Method	$ (15,369)
Treasury Stock, Shares, Acquired		(3,759,000)
Stock Repurchased and Retired During Period, Value			35,789
Employee stock compensation and other (in shares) (note 12)	205,000	506,000
Employee stock compensation (note 12)	$ 4,027		4,027
Consolidation, Impact of Deconsolidation of Subsidiary	(1,262,649)
Decrease from Deconsolidation					22,241
Noncontrolling Interest, Decrease from Deconsolidation						(1,284,890)
Changes to non-controlling interest from equity contributions and other	$ 20,048			17,810	0	2,238
Ending Balance (in shares) at Dec. 31, 2022	98,318,395	98,318,000
Ending Balance at Dec. 31, 2022	$ 1,369,606		$ 1,022,040	$ (396,605)	$ (1,972)	$ 746,143
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated deficit	$ (396,605)